As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22205
Investment Company Act file number

Genworth Variable Insurance Trust
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA  94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)

800-352-9910
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Genworth Calamos Growth Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares						Value
		COMMON STOCKS - 97.77%
		Aerospace & Defense - 3.12%
1,500		Honeywell International, Inc.				$62,325
1,250		United Technologies Corp.				75,075
						137,400
		Auto Components - 0.81%
2,100		LKQ Corp. (a)				35,637
		Beverages - 0.81%
675		The Coca-Cola Co.				35,694
		Biotechnology - 5.25%
1,200		BioMarin Pharmaceutical Inc. (a)				31,788
725		Charles River Laboratories International, Inc. (a)				40,259
3,500		Gilead Sciences, Inc. (a)				159,530
						231,577
		Capital Markets - 4.33%
325		BlackRock, Inc.				63,212
1,900		Knight Capital Group, Inc. (a)				28,234
1,850		T. Rowe Price Group, Inc.				99,364
						190,810
		Chemicals - 2.52%
900		CF Industries Holdings, Inc.				82,314
400		Praxair, Inc.				28,696
						111,010
		Commercial Services & Supplies - 2.62%
400		The Dun & Bradstreet Corp.				37,744
525		FTI Consulting, Inc. (a)				37,926
200		Strayer Education, Inc.				40,052
						115,722
		Communications Equipment - 7.04%
2,000		Cisco Systems, Inc. (a)				45,120
950		CommScope, Inc. (a)				32,908
2,500		Nokia Corp. - ADR				46,625
1,300		QUALCOMM, Inc.				55,861
1,900		Research In Motion Ltd. (a)				129,770
						310,284
		Computers & Peripherals - 5.90%
1,425		Apple Inc. (a)				161,966
2,200		Dell Inc. (a)				36,256
2,000		NetApp Inc. (a)				36,460
1,200		Western Digital Corp. (a)				25,584
						260,266
		Construction & Engineering - 1.47%
700		Fluor Corp.				38,990
475		Jacobs Engineering Group, Inc. (a)				25,797
						64,787
		Electrical Equipment - 1.72%
700		AMETEK, Inc.				28,539
250		First Solar, Inc. (a)				47,227
						75,766
		Electronic Equipment & Instruments - 3.83%
775		Amphenol Corp.				31,108
1,900		FLIR Systems, Inc. (a)				72,998
400		SunPower Corp. (a)				28,372
1,400		Trimble Navigation Ltd. (a)				36,204
						168,682
		Energy Equipment & Services - 7.62%
925		Cameron International Corp. (a)				35,650
800		FMC Technologies, Inc. (a)				37,240
1,200		Halliburton Co.				38,868
1,000		National-Oilwell Varco, Inc. (a)				50,230
1,000		Noble Corp.				43,900
625		Smith International, Inc.				36,650
850		Transocean Inc. (a)				93,364
						335,902
		Health Care Equipment & Supplies - 3.44%
375		C.R. Bard, Inc.				35,577
1,100		DENTSPLY International Inc.				41,294
725		Gen-Probe, Inc. (a)				38,461
150		Intuitive Surgical, Inc. (a)				36,147
						151,479
		Health Care Providers & Services - 1.44%
860		Express Scripts, Inc. (a)				63,485
		Hotels, Restaurants & Leisure - 1.77%
850		WMS Industries Inc. (a)				25,985
1,600		Yum! Brands, Inc.				52,176
						78,161
		Insurance - 1.12%
1,100		Aon Corp.				49,456
		Internet & Catalog Retail - 3.96%
1,600		Amazon.com, Inc. (a)				116,416
1,450		eBay Inc. (a)				32,451
375		priceline.com Inc. (a)				25,661
						174,528
		Internet Software & Services - 5.92%
275		Baidu.com, Inc. - ADR (a)				68,263
325		Equinix, Inc. (a)				22,575
425		Google Inc. (a)				170,221
						261,059
		IT Services - 2.07%
1,000		Accenture Ltd.				38,000
300		MasterCard Inc.				53,199
						91,199
		Life Science Tools & Services - 0.79%
600		Waters Corp. (a)				34,908
		Machinery - 4.82%
650		AGCO Corp. (a)				27,696
750		Bucyrus International, Inc.				33,510
800		Cummins Inc.				34,976
725		Manitowoc Company, Inc.				11,274
700		Parker Hannifin HPD				37,100
400		SPX Corp.				30,800
725		Westinghouse Air Brake Technologies Corp.				37,142
						212,498
		Metals & Mining - 0.39%
1,000		Steel Dynamics, Inc.				17,090
		Oil & Gas - 2.91%
425		Apache Corp.				44,319
650		Forest Oil Corp. (a)				32,240
725		Whiting Petroleum Corp. (a)				51,663
						128,222
		Semiconductor & Semiconductor Equipment - 4.48%
2,700		Altera Corp.				55,836
1,200		Linear Technology Corp.				36,792
2,500		Marvell Technology Group Ltd. (a)				23,250
1,450		MEMC Electronic Materials, Inc. (a)				40,977
5,500		PMC-Sierra, Inc. (a)				40,810
						197,665
		Software - 4.14%
1,100		ANSYS Inc. (a)				41,657
400		FactSet Research Systems Inc.				20,900
900		MICROS Systems, Inc. (a)				23,994
975		Nintendo Co., Ltd. - ADR (a)				49,822
2,500		Parametric Technology Corp. (a)				46,000
						182,373
		Specialty Retail - 3.99%
2,200		GameStop Corp. (a)				75,262
700		Guess?, Inc.				24,353
1,300		Tiffany & Co.				46,176
950		Urban Outfitters, Inc. (a)				30,277
						176,068
		Textiles, Apparel & Luxury Goods - 4.89%
1,800		Coach, Inc. (a)				45,072
2,550		NIKE, Inc.				170,595
						215,667
		Trading Companies & Distributors - 2.21%
825		Fastenal Co.				40,747
650		W.W. Grainger, Inc.				56,530
						97,277
		Wireless Telecommunication Services - 2.39%
1,500		America Movil, S.A.B. de C.V. - ADR				69,540
525		Millicom International Cellular SA				36,052
						105,592
		TOTAL COMMON STOCKS (Cost $4,871,294)				4,310,264
		SHORT TERM INVESTMENTS - 4.40%
		Money Market Funds - 4.40%
193,916		Federated Prime Obligations Fund, 2.510% (b)				193,916
		TOTAL SHORT TERM INVESTMENTS (Cost $193,916)				193,916
		Total Investments (Cost $5,065,210) - 102.17%				4,504,180
		Liabilities in Excess of Other Assets - (2.17)%				-95,485
		TOTAL NET ASSETS - 100.00%				$4,408,695

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
(a)		Non Income Producing
(b)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$5,065,210
		Gross unrealized appreciation	33,931
		Gross unrealized depreciation	(594,961)
		Net unrealized depreciation	($561,030)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description				Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices				$ 4,310,264	$ —
Level 2 - Other significant observable inputs				193,916	—
Level 3 - Significant unobservable inputs				—	—
Total				$ 4,504,180	$ —

Genworth Columbia Mid Cap Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares						Value
		COMMON STOCKS - 80.75%
		Aerospace & Defense - 1.62%
1,300		AerCap Holdings N.V. (a)				$13,793
200		L-3 Communications Holdings, Inc.				19,664
1,200		Spirit AeroSystems Holdings, Inc. (a)				19,284
						52,741
		Auto Components - 2.66%
1,000		BorgWarner, Inc.				32,770
1,000		Gentex Corp.				14,300
1,300		Johnson Controls, Inc.				39,429
						86,499
		Automobiles - 0.40%
2,500		Ford Motor Co. (a)				13,000
		Beverages - 1.61%
650		Fomento Economico Mexicano, S.A.B. de C.V. - ADR				24,791
950		The Pepsi Bottling Group, Inc.				27,712
						52,503
		Capital Markets - 1.98%
1,400		Ameriprise Financial, Inc.				53,480
148		Greenhill & Co, Inc.				10,915
						64,395
		Chemicals - 2.24%
350		Air Products & Chemicals, Inc.				23,971
550		Albemarle Corp.				16,962
550		PPG Industries, Inc.				32,076
						73,009
		Commercial Banks - 10.68%
800		Bank of Hawaii Corp.				42,760
600		City National Corp.				32,580
1,200		Comerica Inc.				39,348
700		Cullen/Frost Bankers, Inc.				42,000
1,300		KeyCorp				15,522
2,600		Marshall & Ilsley Corp.				52,390
750		SVB Financial Group (a)				43,440
2,600		TCF Financial Corp.				46,800
850		Zions Bancorporation				32,895
						347,735
		Computers & Peripherals - 1.98%
650		Diebold, Inc.				21,521
1,950		NCR Corp. (a)				42,998
						64,519
		Construction & Engineering - 0.85%
300		Jacobs Engineering Group, Inc. (a)				16,293
450		McDermott International, Inc. (a)				11,498
						27,791
		Containers & Packaging - 1.75%
1,100		Crown Holdings, Inc. (a)				24,431
1,400		Packaging Corporation of America				32,452
						56,883
		Electric Utilities - 7.20%
1,200		American Electric Power Company, Inc.				44,436
950		Edison International				37,905
250		Entergy Corp.				22,252
450		FPL Group, Inc.				22,635
1,200		PG&E Corp.				44,940
650		PPL Corp.				24,063
850		Wisconsin Energy Corp.				38,165
						234,396
		Electrical Equipment - 0.80%
650		Cooper Industries Ltd.				25,968
		Electronic Equipment & Instruments - 1.69%
350		Agilent Technologies, Inc. (a)				10,381
950		Arrow Electronics, Inc. (a)				24,909
200		Mettler-Toledo International, Inc. (a)				19,600
						54,890
		Energy Equipment & Services - 1.79%
750		Complete Production Services, Inc. (a)				15,097
200		National-Oilwell Varco, Inc. (a)				10,046
450		Rowan Companies, Inc.				13,748
350		Tidewater, Inc.				19,376
						58,267
		Food & Staples Retailing - 1.49%
650		BJ's Wholesale Club, Inc. (a)				25,259
850		The Kroger Co.				23,358
						48,617
		Food Products - 3.53%
1,500		ConAgra Foods, Inc.				29,190
1,750		Dean Foods Co. (a)				40,880
450		The Hershey Company				17,793
550		Smithfield Foods, Inc. (a)				8,734
1,550		Tyson Foods, Inc.				18,507
						115,104
		Gas Utilities - 0.92%
950		AGL Resources, Inc.				29,811
		Health Care Equipment & Supplies - 2.96%
450		Beckman Coulter, Inc.				31,946
750		Hospira, Inc. (a)				28,650
350		The Cooper Companies, Inc.				12,166
550		Varian, Inc. (a)				23,595
						96,357
		Health Care Providers & Services - 1.87%
650		CIGNA Corp.				22,087
650		Community Health Systems, Inc. (a)				19,051
350		Universal Health Services, Inc.				19,611
						60,749
		Hotels, Restaurants & Leisure - 1.69%
1,500		Royal Caribbean Cruises Ltd.				31,125
850		Starwood Hotels & Resorts Worldwide, Inc.				23,919
						55,044
		Household Products - 0.58%
300		The Clorox Company				18,807
		Industrial Conglomerates - 1.64%
450		Teleflex, Inc.				28,571
850		Textron, Inc.				24,888
						53,459
		Insurance - 7.78%
1,125		ACE Ltd.				60,896
350		Aon Corp.				15,736
400		Assurant, Inc.				22,000
350		Lincoln National Corp.				14,984
2,175		Marsh & McLennan Companies, Inc.				69,078
1,000		Platinum Underwriters Holdings Ltd				35,480
650		Reinsurance Group of America, Inc.				35,100
						253,274
		Leisure Equipment & Products - 0.91%
850		Hasbro, Inc.				29,512
		Machinery - 2.27%
650		Barnes Group Inc.				13,143
300		Harsco Corp.				11,157
750		Kennametal, Inc.				20,340
550		Parker Hannifin HPD				29,150
						73,790
		Marine - 0.88%
650		Alexander & Baldwin, Inc.				28,619
		Media - 0.63%
1,300		Regal Entertainment Group				20,514
		Metals & Mining - 0.77%
300		Allegheny Technologies Inc.				8,865
200		Peabody Energy Corp.				9,000
650		Titanium Metals Corp.				7,371
						25,236
		Multiline Retail - 2.40%
2,450		Macys, Inc.				44,051
3,700		Saks, Inc. (a)				34,225
						78,276
		Multi-Utilities & Unregulated Power - 1.87%
550		Public Service Enterprise Group, Inc.				18,034
850		Sempra Energy				42,900
						60,934
		Oil & Gas - 3.37%
2,350		El Paso Corp.				29,986
450		Forest Oil Corp. (a)				22,320
200		Hess Corp.				16,416
550		Newfield Exploration Co. (a)				17,595
1,000		Williams Companies, Inc.				23,650
						109,967
		Paper & Forest Products - 2.51%
1,350		Weyerhaeuser Co.				81,783
		Personal Products - 1.54%
850		Avon Products, Inc.				35,334
300		The Estee Lauder Companies Inc.				14,973
						50,307
		Road & Rail - 0.74%
450		Canadian Pacific Railway Ltd.				24,237
		Semiconductor & Semiconductor Equipment - 0.35%
400		Intersil Corp.				6,632
300		Verigy Ltd (a)				4,884
						11,516
		Software - 1.47%
450		Activision Blizzard, Inc. (a)				6,943
300		Citrix Systems, Inc. (a)				7,578
550		Electronic Arts, Inc. (a)				20,344
650		Synopsys, Inc. (a)				12,968
						47,833
		Textiles, Apparel & Luxury Goods - 1.33%
650		Polo Ralph Lauren Corp.				43,316
		TOTAL COMMON STOCKS (Cost $2,812,493)				2,629,658
		REAL ESTATE INVESTMENT TRUSTS - 7.20%
		Real Estate Investment Trusts - 7.20%
475		Alexandria Real Estate Equities, Inc.				53,437
250		Boston Properties, Inc.				23,415
1,000		Equity Residential				44,410
133		General Growth Properties, Inc.				2,008
750		Plum Creek Timber Co. Inc.				37,395
525		ProLogis				21,667
1,100		Rayonier, Inc.				52,085
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $233,327)				234,417
		SHORT TERM INVESTMENTS - 10.19%
		Money Market Funds - 10.19%
331,821		Federated Prime Obligations Fund, 2.510% (b)				331,821
		TOTAL SHORT TERM INVESTMENTS (Cost $331,821)				331,821
		Total Investments (Cost $3,377,641) - 98.14%				3,195,896
		Other Assets in Excess of Liabilities - 1.86%				60,625
		TOTAL NET ASSETS - 100.00%				$3,256,521

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
(a)		Non Income Producing
(b)			Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$3,377,641
		Gross unrealized appreciation	68,113
		Gross unrealized depreciation	(249,858)
		Net unrealized depreciation	($181,745)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description				Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices				$ 2,864,075	$ —
Level 2 - Other significant observable inputs				331,821	—
Level 3 - Significant unobservable inputs				-	—
Total				$ 3,195,896	$ —

Genworth Davis NY Venture Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares						Value
		COMMON STOCKS - 93.91%
		Air Freight & Logistics - 0.43%
200		United Parcel Service, Inc.				$12,578
		Airlines - 0.00%
320		Virgin Blue Holdings Ltd.				83
		Automobiles - 0.86%
680		Harley-Davidson, Inc.				25,364
		Beverages - 1.90%
600		Diageo PLC - ADR				41,316
370		Heineken Holding NV				14,526
						55,842
		Capital Markets - 6.02%
410		Ameriprise Financial, Inc.				15,662
2,130		Bank Of New York Mellon Corp.				69,396
680		E*Trade Financial Corp. (a)				1,904
80		Goldman Sachs Group, Inc.				10,240
2,750		Merrill Lynch & Co, Inc.				69,575
100		Morgan Stanley				2,300
140		State Street Corp.				7,963
						177,040
		Commercial Banks - 3.36%
330		Toronto-Dominion Bank				20,127
620		Wachovia Corp.				2,170
2,040		Wells Fargo & Co.				76,561
						98,858
		Commercial Services & Supplies - 1.27%
1,640		H&R Block, Inc.				37,310
		Communications Equipment - 0.54%
710		Cisco Systems, Inc. (a)				16,018
		Computers & Peripherals - 1.59%
1,090		Dell Inc. (a)				17,963
620		Hewlett-Packard Co.				28,669
						46,632
		Construction Materials - 0.81%
320		Vulcan Materials Co.				23,840
		Consumer Finance - 3.69%
2,980		American Express Co.				105,582
210		Discover Financial Services				2,902
						108,484
		Containers & Packaging - 1.54%
2,060		Sealed Air Corp.				45,299
		Diversified Financial Services - 6.69%
880		Citigroup, Inc.				18,049
3,110		JPMorgan Chase & Co.				145,237
740		Moody's Corp.				25,160
190		Principal Financial Group, Inc.				8,263
						196,709
		Diversified Telecommunication Services - 0.37%
1,760		Sprint Nextel Corp.				10,736
		Electrical Equipment - 0.07%
100		ABB Ltd. - ADR				1,940
		Electronic Equipment & Instruments - 1.51%
1,050		Agilent Technologies, Inc. (a)				31,143
480		Tyco Electronics Ltd				13,277
						44,420
		Energy Equipment & Services - 0.82%
220		Transocean Inc. (a)				24,165
		Food & Staples Retailing - 5.80%
1,930		Costco Wholesale Corp.				125,315
1,210		CVS Caremark Corporation				40,728
230		Whole Foods Market, Inc.				4,607
						170,650
		Food Products - 0.24%
175		The Hershey Company				6,919
		Health Care Equipment & Supplies - 0.88%
480		Covidien Ltd.				25,805
		Health Care Providers & Services - 2.80%
370		Cardinal Health, Inc.				18,233
440		Express Scripts, Inc. (a)				32,481
1,240		UnitedHealth Group, Inc.				31,484
						82,198
		Household Durables - 0.23%
130		Garmin Ltd. (a)				4,412
60		Hunter Douglas NV				2,439
						6,851
		Household Products - 1.49%
630		The Procter & Gamble Company				43,905
		Industrial Conglomerates - 0.99%
130		Siemens AG				12,227
480		Tyco International Ltd				16,810
						29,037
		Insurance - 11.93%
700		AMBAC Financial Group, Inc.				1,631
2,330		American International Group, Inc.				7,759
610		Aon Corp.				27,426
2		Berkshire Hathaway Inc. (a)				134,995
40		Everest Re Group Ltd.				3,461
1,720		Loews Corporation				67,923
10		Markel Corp. (a)				3,515
250		MBIA, Inc.				2,975
1,000		NIPPONKOA Insurance Company, Ltd.				5,621
2,850		The Progressive Corp.				49,590
90		Sun Life Financial Inc.				3,183
500		Tokio Marine Holdings, Inc.				18,357
450		Transatlantic Holdings, Inc.				24,457
						350,893
		Internet & Catalog Retail - 1.08%
130		Amazon.com, Inc. (a)				9,459
290		eBay Inc. (a)				6,490
890		Liberty Media Corporation (a)				15,874
						31,823
		Internet Software & Services - 0.82%
60		Google Inc. (a)				24,031
		IT Services - 1.40%
1,490		Iron Mountain, Inc. (a)				36,371
80		Visa, Inc.				4,911
						41,282
		Machinery - 0.07%
50		PACCAR Inc.				1,910
		Marine - 0.47%
4,000		China Shipping Development Co. Ltd.				5,251
130		Kuehne & Nagel International AG				8,674
						13,925
		Media - 5.09%
3,330		Comcast Corp.				65,668
1,570		Grupo Televisa SA - ADR				34,336
100		Lagardere SCA				4,508
2,450		News Corp.				29,375
390		WPP Group Plc - ADR				15,873
						149,760
		Metals & Mining - 0.36%
220		BHP Billiton Plc				4,984
90		Rio Tinto Plc				5,648
						10,632
		Multiline Retail - 0.35%
110		Sears Holdings Corp. (a)				10,285
		Multi-Utilities & Unregulated Power - 0.36%
900		The AES Corp. (a)				10,521
		Oil & Gas - 15.80%
920		Canadian Natural Resources Ltd.				62,983
11,000		China Coal Energy Company Ltd.				11,629
1,730		ConocoPhillips				126,723
1,140		Devon Energy Corp.				103,968
930		EOG Resources, Inc.				83,198
1,080		Occidental Petroleum Corp.				76,086
						464,587
		Paper & Forest Products - 0.45%
1,040		Sino-Forest Corp. (a)				13,104
		Personal Products - 0.35%
250		Avon Products, Inc.				10,392
		Pharmaceuticals - 0.89%
220		Johnson & Johnson				15,242
590		Schering-Plough Corporation				10,897
						26,139
		Real Estate Management & Development - 0.69%
400		Brookfield Asset Management, Inc.				10,976
3,000		Hang Lung Group Ltd.				9,503
						20,479
		Road & Rail - 0.13%
350		Asciano Group				915
500		Toll Holdings Ltd.				2,832
						3,747
		Semiconductor & Semiconductor Equipment - 1.20%
1,640		Texas Instruments, Inc.				35,260
		Software - 2.05%
2,260		Microsoft Corp.				60,319
		Specialty Retail - 1.68%
1,000		Bed Bath & Beyond, Inc. (a)				31,410
480		Lowe's Companies, Inc.				11,371
290		Staples, Inc.				6,525
						49,306
		Textiles, Apparel & Luxury Goods - 0.11%
70		Compagnie Financiere Richemont AG				3,093
		Tobacco - 4.00%
1,730		Altria Group, Inc.				34,323
1,730		Philip Morris International Inc.				83,213
						117,536
		Transportation Infrastructure - 0.73%
6,000		China Merchants Holdings International Co. Ltd.				19,246
2,000		Cosco Pacific Ltd.				2,295
						21,541
		TOTAL COMMON STOCKS (Cost $2,937,056)				2,761,248
		SHORT TERM INVESTMENTS - 9.73%
		Money Market Funds - 9.73%
286,194		Federated Prime Obligations Fund, 2.510% (b)				286,194
		TOTAL SHORT TERM INVESTMENTS (Cost $286,194)				286,194
		Total Investments (Cost $3,223,250) - 103.64%				3,047,442
		Liabilities in Excess of Other Assets - (3.64)%				-107,152
		TOTAL NET ASSETS - 100.00%				$2,940,290

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
(a)		Non Income Producing
(b)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$3,223,250
		Gross unrealized appreciation	64,287
		Gross unrealized depreciation	(240,095)
		Net unrealized depreciation	($175,808)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description				Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices				$ 2,761,248	$ —
Level 2 - Other significant observable inputs				286,194	—
Level 3 - Significant unobservable inputs				—	—
Total				$ 3,047,442	$ —

Genworth Eaton Vance Large Cap Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares						Value
		COMMON STOCKS - 76.48%
		Aerospace & Defense - 4.82%
670		General Dynamics Corp.				$49,326
609		Lockheed Martin Corp.				66,789
1,352		United Technologies Corp.				81,201
						197,316
		Auto Components - 0.95%
1,288		Johnson Controls, Inc.				39,065
		Biotechnology - 1.24%
853		Amgen, Inc. (a)				50,557
		Capital Markets - 2.71%
579		Franklin Resources, Inc.				51,027
1,046		Morgan Stanley				24,058
628		State Street Corp.				35,721
						110,806
		Commercial Banks - 6.83%
2,279		Bank of America Corp.				79,765
483		The PNC Financial Services Group, Inc.				36,080
2,189		U.S. Bancorp				78,848
2,253		Wells Fargo & Co.				84,555
						279,248
		Computers & Peripherals - 4.03%
1,899		Hewlett-Packard Co.				87,810
660		International Business Machines Corp.				77,193
						165,003
		Diversified Financial Services - 2.61%
2,285		JPMorgan Chase & Co.				106,710
		Diversified Telecommunication Services - 3.74%
2,977		AT&T, Inc.				83,118
2,173		Verizon Communications, Inc.				69,731
						152,849
		Electric Utilities - 3.03%
1,247		Edison International				49,755
1,108		FirstEnergy Corp.				74,225
						123,980
		Energy Equipment & Services - 3.60%
314		Diamond Offshore Drilling, Inc.				32,361
950		Halliburton Co.				30,770
750		National-Oilwell Varco, Inc. (a)				37,673
423		Transocean Inc. (a)				46,462
						147,266
		Food & Staples Retailing - 3.96%
1,528		CVS Caremark Corporation				51,433
2,253		The Kroger Co.				61,912
709		Safeway, Inc.				16,817
531		Wal-Mart Stores, Inc.				31,802
						161,964
		Food Products - 2.04%
1,937		Nestle SA - ADR				83,267
		Health Care Providers & Services - 0.75%
853		Aetna, Inc.				30,802
		Household Durables - 0.47%
241		Whirlpool Corp.				19,109
		Household Products - 1.22%
773		Kimberly-Clark Corp.				50,121
		Industrial Conglomerates - 0.60%
966		General Electric Co.				24,633
		Insurance - 7.93%
398		ACE Ltd.				21,544
773		Aflac, Inc.				45,414
1,218		Chubb Corp.				66,868
822		Lincoln National Corp.				35,190
1,218		MetLife, Inc.				68,208
1,931		The Travelers Companies, Inc.				87,281
						324,505
		Leisure Equipment & Products - 0.44%
998		Mattel, Inc.				18,004
		Machinery - 1.64%
644		Caterpillar, Inc.				38,382
579		Deere & Co.				28,661
						67,043
		Media - 2.90%
2,214		Comcast Corp.				43,461
2,897		Time Warner Inc.				37,979
1,207		The Walt Disney Co.				37,043
						118,483
		Metals & Mining - 1.86%
933		BHP Billiton Ltd. - ADR				48,507
483		Freeport-McMoRan Copper & Gold, Inc.				27,458
						75,965
		Multi-Utilities & Unregulated Power - 1.67%
2,088		Public Service Enterprise Group, Inc.				68,466
		Oil & Gas - 8.70%
664		Anadarko Petroleum Corp.				32,211
402		Apache Corp.				41,921
853		ConocoPhillips				62,482
789		Exxon Mobil Corp.				61,274
550		Hess Corp.				45,144
1,062		Occidental Petroleum Corp.				74,818
816		XTO Energy, Inc.				37,960
						355,810
		Pharmaceuticals - 4.34%
370		Abbott Laboratories				21,305
1,066		Johnson & Johnson				73,852
1,143		Merck & Co., Inc.				36,073
2,495		Schering-Plough Corporation				46,083
						177,313
		Road & Rail - 1.31%
579		Burlington Northern Santa Fe Corp.				53,517
		Specialty Retail - 2.18%
1,046		Best Buy Co., Inc.				39,225
1,448		Staples, Inc.				32,580
563		The TJX Companies, Inc.				17,183
						88,988
		Tobacco - 0.91%
773		Philip Morris International Inc.				37,181
		TOTAL COMMON STOCKS (Cost $3,270,043)				3,127,971
		REAL ESTATE INVESTMENT TRUSTS - 2.62%
		Real Estate Investment Trusts - 2.62%
370		AvalonBay Communities, Inc.				36,415
338		Boston Properties, Inc.				31,657
402		Simon Property Group, Inc.				38,994
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $110,213)				107,066
		SHORT TERM INVESTMENTS - 17.63%
		Money Market Funds - 17.63%
721,086		Federated Prime Obligations Fund, 2.510% (b)				721,086
		TOTAL SHORT TERM INVESTMENTS (Cost $721,086)				721,086
		Total Investments (Cost $4,101,342) - 96.73%				3,956,123
		Other Assets in Excess of Liabilities - 3.27%				133,571
		TOTAL NET ASSETS - 100.00%				$4,089,694

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
(a)		Non Income Producing
(b)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$4,101,342
		Gross unrealized appreciation	68,140
		Gross unrealized depreciation	(213,359)
		Net unrealized depreciation	($145,219)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description				Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices				$ 3,235,037	$ —
Level 2 - Other significant observable inputs				721,086	—
Level 3 - Significant unobservable inputs				—	—
Total				$ 3,956,123	$ —

Genworth Legg Mason Partners Aggressive Growth Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares						Value
		COMMON STOCKS - 74.43%
		Aerospace & Defense - 2.83%
1,200		L-3 Communications Holdings, Inc.				$117,984
		Biotechnology - 13.59%
500		Alkermes, Inc. (a)				6,650
3,200		Amgen, Inc. (a)				189,664
3,700		Biogen Idec, Inc. (a)				186,073
200		Genentech, Inc. (a)				17,736
2,200		ImClone Systems, Inc. (a)				137,368
400		ISIS Pharmaceuticals, Inc. (a)				6,756
700		Vertex Pharmaceuticals, Inc. (a)				23,268
						567,515
		Capital Markets - 1.51%
700		Cohen & Steers, Inc.				19,831
1,700		Merrill Lynch & Co, Inc.				43,010
						62,841
		Communications Equipment - 0.74%
600		Arris Group, Inc. (a)				4,638
1,400		Nokia Corp. - ADR				26,110
						30,748
		Computers & Peripherals - 1.33%
1,900		SanDisk Corp. (a)				37,145
1,500		Seagate Technology				18,180
						55,325
		Electronic Equipment & Instruments - 1.19%
1,800		Tyco Electronics Ltd.				49,788
		Energy Equipment & Services - 9.22%
700		Core Laboratories NV				70,924
1,100		National-Oilwell Varco, Inc. (a)				55,253
10,300		Weatherford International Ltd. (a)				258,942
						385,119
		Health Care Equipment & Supplies - 2.32%
1,800		Covidien Ltd.				96,768
		Health Care Providers & Services - 4.32%
7,100		UnitedHealth Group, Inc.				180,269
		Industrial Conglomerates - 1.51%
1,800		Tyco International Ltd.				63,036
		Internet & Catalog Retail - 1.79%
4,200		Liberty Media Corporation (a)				74,912
		Machinery - 1.07%
1,300		Pall Corp.				44,707
		Media - 10.11%
35		Ascent Media Corp. (a)				854
4,700		Cablevision Systems Corp.				118,252
400		CBS Corp. - Class B				5,832
8,600		Comcast Corp.				169,502
700		Discovery Communications (a)				9,944
300		Liberty Global, Inc. - Series C (a)				8,427
300		Liberty Global, Inc. (a)				9,090
11,700		Sirius XM Radio, Inc. (a)				6,669
300		Viacom, Inc. (a)				7,452
2,600		The Walt Disney Co.				79,794
400		World Wrestling Entertainment, Inc.				6,184
						422,000
		Oil & Gas - 6.97%
6,000		Anadarko Petroleum Corp.				291,060
		Pharmaceuticals - 10.30%
500		Anesiva, Inc. (a)				750
3,900		Forest Laboratories, Inc. (a)				110,292
3,200		Genzyme Corp. (a)				258,848
200		Johnson & Johnson				13,856
300		Teva Pharmaceutical Industries, Ltd. - ADR				13,737
1,600		Valeant Pharmaceuticals International (a)				32,752
						430,235
		Semiconductor & Semiconductor Equipment - 2.37%
2,400		Broadcom Corp. (a)				44,712
500		Cree, Inc. (a)				11,390
500		DSP Group, Inc. (a)				3,825
1,600		Intel Corp.				29,968
300		Standard Microsystems Corp. (a)				7,494
200		Teradyne, Inc. (a)				1,562
						98,951
		Software - 1.17%
400		Advent Software, Inc. (a)				14,092
800		Autodesk, Inc. (a)				26,840
300		Microsoft Corp.				8,007
						48,939
		Specialty Retail - 0.15%
1,300		Charming Shoppes (a)				6,357
		Thrifts & Mortgage Finance - 1.94%
2,200		Astoria Financial Corp.				45,606
2,100		New York Community Bancorp, Inc.				35,259
						80,865
		TOTAL COMMON STOCKS (Cost $3,373,134)				3,107,419

		SHORT TERM INVESTMENTS - 21.44%
		Money Market Funds - 21.44%
963,481		Federated Prime Obligations Fund, 2.510% (b)				894,944
		TOTAL SHORT TERM INVESTMENTS (Cost $894,944)				894,944
		Total Investments (Cost $4,268,078) - 95.87%				4,002,363
		Other Assets in Excess of Liabilities - 4.13%				172,604
		TOTAL NET ASSETS - 100.00%				$4,174,967

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
(a)		Non Income Producing
(b)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$4,268,078
		Gross unrealized appreciation	36,123
		Gross unrealized depreciation	(301,838)
		Net unrealized depreciation	($265,715)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description				Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices				$ 3,107,419	$ —
Level 2 - Other significant observable inputs				894,944	—
Level 3 - Significant unobservable inputs				—	—
Total				$ 4,002,363	$ —

Genworth PIMCO StocksPLUS Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Principal
Amount							Value
		MORTGAGE BACKED SECURITIES - 4.26%
		Morgan Stanley
$ 332,710		Series 2006-8AR, 5.417%, 06/25/2036					285,173
		TOTAL MORTGAGE BACKED SECURITIES (Cost $261,961)					285,173
		U.S. GOVERNMENT AGENCY ISSUES - 4.40%
200,000		Federal Home Loan Bank
		3.625%, 10/18/2013					194,918
100,000		U.S. Small Business Administration Guaranteed Development Company
		5.600%, 09/01/2028					100,286
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $295,452)					295,204
Contracts
		PURCHASED OPTIONS - 0.03%
		Call Options - 0.03%
6		S&P 500 Index
		Expiration: December, 2008
		Exercise Price: $650.000					2,175
		Put Options - 0.00%
5		S&P 500 Index
		Expiration: December, 2008					63
		Exercise Price: $400.000
200,000		U.S. Treasury Note
		Expiration: December, 2008
		Exercise Price: $113.000					4
		TOTAL PURCHASED OPTIONS (Cost $340)					2,242
Shares
		SHORT TERM INVESTMENTS - 80.07%
		Money Market Funds - 21.93%
1,469,993		Federated Prime Obligations Fund, 2.510% (a)					1,469,993
Principal
Amount
		Commercial Paper - 23.83%
$ 200,000		CBA Finance
		2.06%, 10/07/2008					199,920
200,000		ING U.S. Funding LLC
		2.36%, 10/27/2008					199,646
200,000		Nordea North America
		2.24%, 10/14/2008					199,826
200,000		Royal Bank of Scotland Group PLC
		2.22%, 10/14/2008					199,827
200,000		Sanpaolo IMI SpA
		2.14%, 10/09/2008					199,893
200,000		Societe Generale
		2.51%, 10/31/2008					199,567
200,000		Svenska Handelsbank
		2.54%, 11/13/2008					199,379
200,000		Wells Fargo & Co.
		2.08%, 10/07/2008					199,919
							1,597,977
		U.S. Treasury Bills - 34.31%
2,300,000		United States Treasury Bill
		0.16%, 10/16/2008					2,299,837
		TOTAL SHORT TERM INVESTMENTS (Cost $5,367,808)					5,367,807
		Total Investments (Cost $5,925,561) - 88.76%					5,950,426
		Other Assets in Excess of Liabilities - 11.24%					753,403
		TOTAL NET ASSETS - 100.00%					$6,703,829

Percentages are stated as a percent of net assets.

(a)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$5,925,561
		Gross unrealized appreciation	25,500
		Gross unrealized depreciation	(635)
		Net unrealized depreciation	$24,865

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

Genworth PIMCO StocksPLUS Fund
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

Principal
Amount							Value
		United States Treasury Note
$ 200,000		3.125%, 08/31/2013					$201,594
		Total Securities Sold Short (Proceeds $201,724)					$201,594

Genworth PIMCO StocksPLUS Fund
Schedule of Open Forward Currency Contracts
September 30, 2008 (Unaudited)

			Amount of		Amount of	Unrealized
Forward		Currency to	Currency to be	Currency to	Currency to be	Appreciation
Expiration Date		be Received	Received	be Delivered	Delivered	(Depreciation)
11/3/2008		U.S. Dollars	5,414	British Pounds	3,000	$ 70
10/3/2008		U.S. Dollars	5,855	European Monetary Unit	4,000	223
						$ 293

Genworth PIMCO StocksPLUS Fund
Schedule of Open Futures Contracts
September 30, 2008 (Unaudited)

				Number of			Unrealized
				Contracts	Notional	Settlement	Appreciation
Description				Purchased (Sold)	Value	Month	(Depreciation)
Euro SCHATZ Futures				(1)	(146,946)	Dec-08	$ (1,132)
Eurodollar 90 Day Futures				1	242,588	Mar-09	250
Eurodollar 90 Day Futures				5	1,206,813	Dec-08	(4,500)
Euro EURIBOR Futures				2	668,633	Dec-08	442
S&P 500 Index E-mini Futures				27	1,342,510	Dec-08	(84,505)
LIBOR 90 Day Futures				1	209,185	Dec-08	(787)
S&P 500 Index Futures				16	4,669,600	Dec-08	(491,675)
U.S. Treasury 10 Year Note Futures				7	802,375	Dec-08	1,750
							$ (580,157)
*Cash of $400,000 has been segregated with the custodian to cover margin requirements for the above open futures contracts on September 30, 2008.

Genworth PIMCO StocksPLUS Fund
Schedule of Interest Rate Swaps
September 30, 2008 (Unaudited)
							Unrealized
Pay/Receive		Floating	Fixed	Expiration		Notional	Appreciation
Floating Rate		Rate Index	Rate	Date	Counterparty	Amount	(Depreciation)
Receive		3-Month-USD-LIBOR	4.000%	12/17/2013	Morgan Stanley	7,000	$ 4,887
Pay		3-Month-USD-LIBOR	5.000%	12/17/1938	Barclays Bank	3,000	(7,950)
Receive		6-Month-EUR-EURIBOR	4.750%	12/17/2010	Morgan Stanley	1,000	518
							$ (2,545)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description					Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices					$ —	$ (579,864)
Level 2 - Other significant observable inputs					5,748,832	—
Level 3 - Significant unobservable inputs					—	(2,545)
Total					$ 5,748,832	$ (582,409)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description					Investments in Securities	Other Financial Instruments
Balance as of September 4, 2008					$ —	$ —
Accrued discounts/premiums					—	—
Realized gain (loss)					—	—
Change in unrealized appreciation (depreciation)					—	(2,545)
Net purchases (sales)					—	—
Transfers in and/or out of Level 3					—	—
Balance as of September 30, 2008					$ —	$ (2,545)

Genworth Putnam International Capital Opportunities Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares							Value
		COMMON STOCKS - 88.65%
		Australia - 2.72%
3,901		Adelaide Brighton, Ltd.					$9,723
738		APA Group (a)					2,251
384		Aquarius Platinum, Ltd.					1,733
702		Australian Worldwide Exploration, Ltd. (a)					1,435
1,880		Bradken, Ltd.					13,257
622		Caltex Australia, Ltd.					6,153
1,189		Crane Group, Ltd.					10,575
1,279		Flight Centre, Ltd.					19,755
364		Gloucester Coal, Ltd.					2,705
359		MacArthur Coal, Ltd.					3,039
1,598		Mincor Resources NL					1,602
1,411		Monadelphous Group, Ltd.					13,560
216		Nufarm, Ltd.					2,644
4,042		Oil Search, Ltd.					18,089
1,693		OZ Minerals, Ltd.					2,148
1,279		Sunland Group, Ltd.					2,497
1,993		Tower Australia Group, Ltd.					4,634
5,195		Wotif.com Holdings, Ltd.					15,469
							131,269
		Austria - 0.61%
433		Andritz AG					18,690
495		EVN AG					10,564
							29,254
		Belgium - 1.11%
93		CFE (CIE Francois D'enter)					7,828
521		Euronav NV					14,406
149		Gimv NV					7,005
344		Mobistar SA					24,212
							53,451
		Bermuda - 1.80%
904		Aspen Insurance Holdings, Ltd.					24,860
1,041		Axis Capital Holdings, Ltd.					33,010
4,032		Hiscox, Ltd.					17,726
4,500		Orient Overseas, Ltd.					11,528
							87,124
		Canada - 9.27%
564		Agrium, Inc. (a)					31,532
300		ATCO, Ltd.					10,881
292		Baytex Energy Trust (a)					7,060
1,977		Biovail Corp. (a)					18,762
1,191		Canaccord Capital, Inc. (a)					8,930
591		Canadian Western Bank (a)					11,062
1,844		CGI Group, Inc. (a)					16,131
718		Enerflex Systems Income Fund (a)					8,912
1,725		Ensign Energy Services, Inc.					27,036
655		The Forzani Group, Ltd. (a)					6,462
728		Gerdau Ameristeel Corp. (a)					7,012
684		Highpine Oil & Gas, Ltd. (a)					5,457
713		Home Capital Group, Inc.					21,104
200		Imperial Metals Corp. (a)					1,297
950		Inmet Mining Corp.					44,240
148		Laurentian Bank of Canada (a)					5,284
224		Leon's Furniture, Ltd. (a)					2,469
639		Linamar Corp. (a)					6,004
642		Melcor Developments, Ltd. (a)					6,316
2,754		Methanex Corp. (a)					53,954
808		Norbord, Inc.					2,718
683		Northbridge Financial Corp. (a)					18,772
1,697		Northgate Minerals Corp. (a)					2,264
100		NuVista Energy, Ltd. (a)					1,175
100		Peyto Energy Trust (a)					1,438
311		ShawCor, Ltd. (a)					6,254
521		Sino-Forest Corp. (a)					6,565
710		SNC-Lavalin Group, Inc. (a)					25,671
249		Stantec, Inc. (a)					5,961
2,120		Taseko Mines, Ltd. (a)					4,028
1,432		Teck Cominco, Ltd.					40,662
135		Transat A.T., Inc. (a)					1,797
971		Trican Well Service, Ltd.					14,598
248		West Fraser Timber Co., Ltd. (a)					8,130
251		Yamana Gold, Inc. (a)					2,064
294		Zargon Energy Trust (a)					5,249
							447,251
		Denmark - 1.91%
386		Alm Brand A/S (a)					7,310
209		Coloplast A/S					15,510
168		D/S Norden					8,089
561		Dampskibsselskabet Torm A/S					13,508
593		East Asiatic Co., Ltd. A/S					24,917
50		Schouw & Co.					1,261
36		Solar Holdings A/S					2,386
550		Sydbank A/S					16,498
496		TK Development (a)					2,687
							92,166
		Finland - 0.68%
487		Poyry Oyj					9,399
506		Ramirent Oyj					3,179
1,015		Rautaruukki Oyj					20,285
							32,863
		France - 7.29%
1,144		Air France-KLM					26,192
867		Beneteau SA					12,642
36		Bonduelle SCA					2,930
70		Bongrain SA					4,565
12		Camaieu					3,494
512		Cap Gemini SA					24,187
205		Ciments Francais					21,390
357		CNP Assurances					40,323
338		Compagnie Generale de Geophysique-Veritas SA (a)					10,725
105		Compagnie Plastic Omnium SA					2,311
56		Dassault Systemes SA					3,001
35		Delachaux SA					2,673
141		Faiveley SA					8,472
255		Iliad SA					21,246
860		Legrand SA					19,396
65		Neopost SA					6,129
314		SEB SA					13,956
22		Sopra Group SA					1,319
65		STEF-TFE SA					3,666
267		Technip SA					15,003
873		Thales SA					44,056
192		Valeo SA					5,810
242		Vallourec SA					52,218
123		Vicat SA					5,978
							351,682
		Gabon - 0.04%
5		Total Gabon					2,181
		Germany - 4.11%
1,016		Altana AG					15,040
21		Continental AG					1,733
288		Continental AG (a)					28,624
75		Deutsche Beteiligungs AG					1,409
722		Deutsche Lufthansa AG					14,216
530		ElringKlinger AG					10,275
271		Fielmann AG					19,063
133		Freenet AG (a)					1,223
191		Fuchs Petrolub AG					12,795
1,306		Gildemeister AG					22,335
129		KWS Saat AG					17,019
76		Leoni AG					2,315
149		Norddeutsche Affinerie AG					6,363
577		Rhoen Klinikum AG					16,365
135		Symrise AG					2,239
26		Vossloh AG					2,692
92		Wacker Chemie AG					13,292
191		Wincor Nixdorf AG					11,318
							198,316
		Greece - 0.84%
47		Alfa-Beta Vassilopoulos SA					2,013
177		Attica Holdings SA					1,243
497		Babis Vovos International Construction SA (a)					13,682
251		Heracles General Cement Co.					3,441
1,267		Lamda Development SA (a)					10,274
490		Public Power Corp. SA (a)					5,312
208		Sidenor SA					1,538
99		Titan Cement Co. SA					3,270
							40,773
		Guernsey - 0.69%
1,209		Amdocs Ltd. (a)					33,102
		Hong Kong - 2.75%
500		ASM Pacific Technology, Ltd.					2,890
1,000		Beijing Enterprises Holdings, Ltd.					3,809
26,000		Chaoda Modern Agriculture, Ltd.					21,959
20,000		CNPC Hong Kong, Ltd.					8,515
2,800		Dah Sing Financial Holdings, Ltd.					11,830
16,000		Guangdong Investment, Ltd. (a)					28,800
6,000		Industrial & Commercial Bank of China, Ltd.					10,921
346		KHD Humboldt Wedag International, Ltd. (a)					6,636
22,000		Oriental Press Group, Ltd.					2,574
5,500		SmarTone Telecommunications Holdings, Ltd.					3,998
4,000		VTech Holdings, Ltd.					23,395
4,000		Wheelock & Co., Ltd.					7,255
							132,582
		Ireland (Republic of) - 0.90%
107		DCC plc					2,063
3,192		Dragon Oil plc (a)					10,093
170		FBD Holdings plc					2,802
532		Kerry Group plc					15,585
754		Paddy Power plc					13,118
							43,661
		Italy - 3.55%
344		ACEA SpA					4,927
789		Banco di Desio e della Brianza SpA					5,415
9,034		Compagnie Industriali Riunite (CIR) SpA					15,660
1,911		Credito Emiliano SpA					16,348
922		Danieli & Co. SpA					20,296
274		Datalogic SpA					2,375
636		Ergo Previdenza SpA					3,952
1,701		Esprinet SpA					7,465
942		Fondiaria-SAI SpA					22,235
2,213		Indesit Company SpA					23,513
451		Italcementi SpA					5,587
5,157		Milano Assicurazioni SpA					22,851
1,261		Premafin Finanziaria SpA					2,299
1,584		Recordati SpA					9,780
585		Societa Iniziative Autostradali e Servizi SpA					4,327
265		Trevi Finanziaria SpA					4,400
							171,430
		Japan - 20.21%
400		ADEKA Corp.					2,529
400		AEON Fantasy Co., Ltd.					3,102
400		Airport Facilities Co., Ltd.					1,975
300		Alpine Electronics, Inc.					2,880
500		ASKUL Corp.					7,712
1		Axell Corp.					3,125
300		BML, Inc.					5,165
3,800		Brother Industries, Ltd.					40,236
500		CAC Corp.					4,424
300		Canon Electronics, Inc.					4,848
1,500		Capcom Co., Ltd.					42,969
300		Century Leasing System, Inc.					2,608
300		Chiyoda Co., Ltd.					4,095
100		Chiyoda Integre Co., Ltd.					1,280
200		Circle K Sunkus Co., Ltd.					3,315
1,400		Daiichi Sankyo Co., Ltd.					36,073
600		Daiichikosho Co., Ltd.					6,179
1,000		Daiwa Industries, Ltd.					2,929
200		Don Quijote Co., Ltd.					3,577
900		Doutor Nichires Holdings Co., Ltd.					13,516
100		Exedy Corp.					1,886
700		F.C.C. Co., Ltd.					9,394
100		FANCL Corp.					1,205
400		Fuji Machine Manufacturing Co., Ltd.					4,850
5		Future Architect, Inc.					2,310
600		Fuyo General Lease Co., Ltd.					14,476
100		H.I.S. Co., Ltd.					1,161
100		Heiwado Co., Ltd.					1,431
1,200		Hisamitsu Pharmaceutical Co., Inc.					52,522
100		Hitachi Software Engineering Co., Ltd.					1,769
2,000		The Hokuetsu Bank, Ltd.					4,136
100		Icom, Inc.					1,992
300		Izumi Co., Ltd.					4,193
1,000		Japan Aviation Electronics Industry, Ltd.					4,709
1,000		Kaneka Corp.					5,524
1,000		Kansai Paint Co., Ltd.					6,203
1,000		Kayaba Industry Co., Ltd.					2,764
1,800		Keihin Corp.					21,197
4,000		Kenwood Corp.					2,971
300		Kimoto Co., Ltd.					1,672
300		Kintetsu World Express, Inc.					5,047
400		KOA Corp.					2,201
200		Lasertec Corp.					1,923
800		Lawson, Inc.					36,892
200		Lintec Corp.					3,283
1,000		Maeda Road Construction Co., Ltd.					6,469
100		Mars Engineering Corp.					2,167
300		Meiko Network Japan Co., Ltd.					1,330
2,000		Mochida Pharmaceutical Co., Ltd.					20,665
250		Moshi Moshi Hotline, Inc.					6,534
500		Nifco, Inc.					8,786
300		Nihon Kohden Corp.					5,618
100		Nippon Kanzai Co., Ltd.					2,453
1,000		Nippon Seisen Co., Ltd.					2,881
1,800		Nissin Kogyo Co., Ltd.					23,762
200		Nitto Kohki Co., Ltd.					3,535
200		Noritsu Koki Co., Ltd.					2,504
120		OILES Corp.					1,464
600		Ono Pharmaceutical Co., Ltd.					27,720
2,000		Onward Kashiyama Co., Ltd.					20,917
200		Osaka Steel Co., Ltd.					2,599
4,000		Pacific Metals Co., Ltd.					29,002
70		Point, Inc.					2,680
7		Raysum Co., Ltd.					3,305
700		Ricoh Leasing Co., Ltd.					12,170
900		Sankyo Co., Ltd.					45,684
1,600		Santen Pharmaceutical Co., Ltd.					40,673
200		Seikagaku Corp.					1,941
500		Shimano, Inc.					17,213
600		Shin-Etsu Polymer Co., Ltd.					2,955
200		Shinkawa, Ltd.					2,328
300		Shinko Shoji Co., Ltd.					2,104
1,500		Shizuoka Gas Co., Ltd.					5,479
200		Showa Corp.					1,222
18		Simplex Technology, Inc.					7,707
400		SNT Corp.					1,953
1,900		Stanley Electric Co., Ltd.					27,873
900		Sugi Pharmacy Co., Ltd.					25,547
300		Tachi-S Co., Ltd.					2,635
600		Taiyo Ink Manufacturing Co., Ltd.					10,622
200		Tamron Co., Ltd.					3,002
2,000		Tanabe Seiyaku Co., Ltd.					27,796
1,000		Toenec Corp.					5,080
1,100		Tokai Rika Co., Ltd.					13,971
300		Tokai Rubber Industries, Ltd.					3,129
7,000		Tokai Tokyo Securities Co., Ltd.					24,071
80		Token Corp.					2,618
600		Tokyo Steel Manufacturing Co., Ltd.					6,630
1,100		Tomy Co., Ltd.					7,446
4,000		Toshiba TEC Corp.					15,756
1,000		Toyo Securities Co., Ltd.					2,375
1,000		Toyo Suisan Kaisha, Ltd.					25,351
500		Trend Micro, Inc.					18,951
2		Wacom Co., Ltd.					3,722
100		Watami Co., Ltd.					1,608
1,000		Yamato Kogyo Co., Ltd.					34,942
800		Yamazen Corp.					2,399
300		Yoshimoto Kogyo Co., Ltd.					2,885
100		Yusen Air & Sea Service Co., Ltd.					1,292
100		Zenrin Co., Ltd.					1,204
							974,973
		Luxembourg - 0.43%
444		Oriflame Cosmetics SA					20,569
		Netherlands - 2.28%
1,304		Arcadis NV					22,769
391		Beter Bed Holding NV					5,374
502		Hunter Douglas NV					20,404
478		Koninklijke Boskalis Westminster NV					22,657
231		Koninklijke DSM NV					10,926
190		Macintosh Retail Group NV					2,946
1,221		SNS REAAL NV					13,934
1,891		Wavin NV					10,894
							109,904
		New Zealand - 0.36%
3,808		Fletcher Building, Ltd.					17,203
							17,203
		Norway - 1.81%
2,661		ABG Sundal Collier Holding ASA					2,388
3,416		Acta Holding ASA					1,794
477		EDB Business Partner ASA (a)					1,399
155		Farstad Shipping ASA (a)					3,140
951		Petroleum Geo-Services ASA (a)					12,567
535		Sparebanken 1 SMN (a)					3,510
2,177		Sparebanken Rogaland (a)					14,388
1,673		Tandberg ASA					22,796
2,189		TGS Nopec Geophysical Co. ASA (a)					17,613
1,424		Veidekke ASA (a)					7,637
							87,232
		Portugal - 0.39%
1,320		Jeronimo Martins, SGPS, SA					11,258
760		Semapa-Sociedade de Investimento e Gestao, SGPS, SA					7,512
							18,770
		Singapore - 1.64%
15,000		ComfortDelGro Corp., Ltd.					15,791
3,000		Datacraft Asia, Ltd. (a)					3,866
9,000		Ho Bee Investment, Ltd.					3,871
2,000		Hong Leong Asia, Ltd.					1,312
5,000		Kim Eng Holdings, Ltd.					4,244
9,000		MobileOne, Ltd.					11,546
12,000		Neptune Orient Lines, Ltd.					15,304
8,000		Rotary Engineering, Ltd.					2,480
1,000		SMRT Corp., Ltd.					1,390
3,000		UOB-Kay Hian Holdings, Ltd.					2,637
3,000		Wheelock Properties, Ltd.					2,596
21,000		Wing Tai Holdings, Ltd.					13,967
							79,004
		Spain - 1.95%
243		Acerinox SA					4,353
690		Campofrio Alimentacion SA					7,667
248		Dinamia Capital Privado SCR SA					4,727
747		Duro Felguera SA					5,139
89		Fomento de Construcciones y Contratas SA					4,021
1,670		Gestevision Telecinco SA					17,068
157		Indra Sistemas SA					3,741
598		Obrascon Huarte Lain SA					10,690
310		Tecnicas Reunidas SA					13,236
369		Tubacex SA					2,336
3,318		Tubos Reunidos SA					12,424
299		Uralita SA					2,287
377		Viscofan SA					6,195
							93,884
		Sweden - 2.07%
173		Addtech AB					2,861
282		AF AB					6,290
199		Axis Communications AB					2,243
150		Hoganas AB					2,290
819		Intrum Justitia AB					8,810
1,297		JM AB					10,601
2,378		KappAhl Holding AB					12,500
3,552		Peab AB					18,895
1,846		Seco Tools AB					19,690
456		SKF AB					5,826
240		SSAB Svenskt Stal AB					3,816
444		SSAB Svenskt Stal AB					6,134
							99,956
		Switzerland - 5.97%
1,138		Actelion Ltd. (a)					58,639
955		Addax Petroleum Corp. (a)					25,924
481		Baloise-Holding					32,840
82		Banque Cantonale Vaudoise					24,510
58		Bellevue Group AG					2,606
110		Charles Voegele Holding AG					5,155
47		Forbo Holding AG					18,754
199		Geberit AG					24,405
47		Georg Fischer AG					16,903
76		Helvetia Holding AG					19,052
103		Huber & Suhner AG					4,076
63		Kardex AG (a)					2,811
1,004		Logitech International SA (a)					22,918
336		mobilezone holding ag					2,244
13		Sika AG					14,709
196		Tecan Group AG					9,857
86		Vontobel Holding AG					2,760
							288,163
		United Kingdom - 13.27%
3,912		888 Holdings plc					8,800
7,224		Amlin plc					41,336
4,961		Antofagasta plc					36,037
1,032		Ashmore Group plc					3,641
1,151		Aveva Group plc					23,733
4,075		Beazley Group plc					8,694
2,192		Berkeley Group Holdings plc (a)					29,952
620		BlueBay Asset Management plc					2,701
1,603		Brit Insurance Holdings plc					5,241
778		British Energy Group plc					10,572
10,529		Chaucer Holdings plc					10,464
269		Clarkson plc					3,666
2,433		Close Brothers Group plc					24,536
410		Consort Medical plc					3,885
2,474		Daily Mail & General Trust plc					14,277
1,351		Dana Petroleum plc (a)					28,796
3,110		Davis Service Group plc					15,018
1,799		De La Rue plc					29,211
936		Drax Group plc					12,603
3,318		DS Smith plc					6,435
544		DTZ Holdings plc					1,240
1,235		The Game Group plc					4,547
203		Greggs plc					11,462
532		Investec plc					2,907
464		Investec plc					2,635
2,593		JKX Oil & Gas plc					12,949
3,445		John Wood Group plc					20,949
414		Keller Group plc					4,950
338		Liontrust Asset Management plc					1,130
2,413		Lookers plc					2,006
3,108		Man Group plc					18,992
2,506		MITIE Group plc					9,300
1,912		National Express Group plc					27,648
1,051		Next plc					19,378
7,271		RAB Capital plc					2,694
676		Rathbone Brothers plc					11,633
11,106		Regus Group plc					12,689
1,011		Schroders plc					18,651
2,740		Shire plc					43,328
1,018		Spectris plc					12,174
8,267		Sportingbet plc (a)					4,163
6,804		St. Ives plc					11,885
554		Vedanta Resources plc					11,612
2,415		Vitec Group plc					15,022
1,644		The Weir Group plc					18,051
4,381		William Hill plc					18,474
							640,067
		TOTAL COMMON STOCKS (Cost $4,939,018)					4,276,830
		PREFERRED STOCKS - 0.07%
		Brazil - 0.03%
140		Gerdau SA					1,561
		Germany - 0.04%
34		Fuchs Petrolub AG					1,906
		TOTAL PREFERRED STOCKS (Cost $4,204)					3,467
		REAL ESTATE INVESTMENT TRUSTS - 1.20%
		Australia - 0.67%
7,585		Abacus Property Group (a)					5,549
8,351		Commonwealth Property Office Fund					9,840
8,512		ING Office Fund (a)					9,899
11,191		Macquarie Office Trust					7,150
							32,438
		France - 0.03%
33		Affine SA					1,290
		Netherlands - 0.17%
115		VastNed Retail NV					8,084
		Singapore - 0.22%
18,000		Macquarie MEAG Prime REIT					10,387
		United Kingdom - 0.11%
919		Great Portland Estates plc					5,557
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $66,713)					57,756
		INVESTMENT COMPANIES - 4.87%
		Canada - 0.09%
616		iShares MSCI South Korea Index Fund					4,428
		South Korea - 3.11%
3,771		iShares MSCI South Korea Index Fund					149,822
		Taiwan - 1.67%
7,475		iShares MSCI Taiwan Index Fund					80,505
		TOTAL INVESTMENT COMPANIES (Cost $245,343)					234,755
		SHORT TERM INVESTMENTS - 6.20%
		Money Market Funds - 6.20%
299,162		Federated Prime Obligations Fund, 2.510% (b)					299,162
		TOTAL SHORT TERM INVESTMENTS (Cost $299,162)					299,162
		Total Investments (Cost $5,554,440) - 100.99%					4,871,970
		Liabilities in Excess of Other Assets - (0.99)%					-47,632
		TOTAL NET ASSETS - 100.00%					$4,824,338

Percentages are stated as a percent of net assets.

(a)		Non Income Producing
(b)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$5,554,440
		Gross unrealized appreciation	45,345
		Gross unrealized depreciation	(727,815)
		Net unrealized depreciation	($682,470)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

Genworth Putnam International Capital Opportunities Fund
Schedule of Open Forward Currency Contracts
September 30, 2008 (Unaudited)

			Amount of		Amount of	Unrealized
Forward		Currency to	Currency to be	Currency to	Currency to be	Appreciation
Expiration Date		be Received	Received	be Delivered	Delivered	(Depreciation)
10/15/2008		U.S. Dollars	346,050	Australian Dollar	429,900	$ 6,454
12/19/2008		U.S. Dollars	813,060	British Pound	458,900	(5,028)
12/8/2008		U.S. Dollars	432,913	Canadian Dollar	460,600	(238)
12/19/2008		U.S. Dollars	361,837	European Monetary Unit	252,600	5,067
12/8/2008		U.S. Dollars	492,908	Japanese Yen	52,243,100	(1,979)
12/19/2008		U.S. Dollars	450,416	Norwegian Krone	2,604,500	9,262
12/8/2008		U.S. Dollars	163,722	Swedish Krona	1,104,900	4,007
12/19/2008		U.S. Dollars	105,893	Swiss Franc	116,600	1,383
12/8/2008		Australian Dollar	748,700	U.S. Dollars	618,772	(27,342)
12/19/2008		British Pound	382,000	U.S. Dollars	688,070	(7,073)
12/8/2008		Canadian Dollar	210,800	U.S. Dollars	200,326	(2,088)
12/19/2008		European Monetary Unit	517,600	U.S. Dollars	739,353	(8,299)
12/8/2008		Japanese Yen	28,498,900	U.S. Dollars	267,335	2,629
12/19/2008		Norwegian Krone	1,924,200	U.S. Dollars	341,451	(15,527)
12/8/2008		Swedish Krona	885,100	U.S. Dollars	131,145	(3,203)
12/23/2008		Swiss Franc	432,000	U.S. Dollars	388,442	(1,235)
						$ (43,210)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description					Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices					$ 448,812	$ (43,210)
Level 2 - Other significant observable inputs					4,418,730	—
Level 3 - Significant unobservable inputs					—	—
Total					$ 4,867,542	$ (43,210)

Genworth Thornburg International Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares							Value
		COMMON STOCKS - 81.99%
		Australia - 0.77%
1,500		BHP Billiton Ltd.					$38,806
		Brazil - 0.59%
2,300		Redecard SA					30,072
		Canada - 7.57%
1,700		Canadian National Railway Co. (a)					81,115
1,200		Canadian Natural Resources Ltd. (a)					82,312
600		Canadian Oil Sands Trust (a)					21,852
700		Nexen, Inc. (a)					16,246
530		Potash Corp. of Saskatchewan, Inc.					69,965
3,400		Rogers Communications, Inc. (a)					110,282
							381,772
		China - 3.02%
27,700		China Life Insurance Co.					103,192
20,363		China Merchants Bank Co., Ltd.					49,175
							152,367
		Denmark - 5.19%
1,000		Carlsberg A/S					76,243
2,500		Novo-Nordisk A/S					129,606
640		Vestas Wind Systems A/S (a)					55,862
							261,711
		Finland - 2.97%
1,300		Fortum Oyj					43,627
5,700		Nokia Oyj					106,313
							149,940
		France - 12.08%
504		Air Liquide					55,382
3,800		AXA					124,390
1,350		BNP Paribas SA					128,867
2,491		France Telecom SA					69,871
1,600		Groupe Danone					113,491
1,340		LVMH Moet Hennessy Louis Vuitton SA					117,643
							609,644
		Germany - 3.19%
1,700		E.ON AG					86,342
1,400		SAP AG					74,503
							160,845
		Greece - 1.69%
2,100		National Bank of Greece SA					85,101
		Guernsey - 1.25%
2,300		Amdocs Ltd. (a)					62,974
		Hong Kong - 2.37%
7,500		China Mobile Ltd.					75,133
3,600		Hong Kong Exchanges and Clearing Ltd.					44,339
							119,472
		Israel - 3.09%
3,400		Teva Pharmaceutical Industries Ltd. - ADR					155,686
		Japan - 7.03%
1,000		Fanuc Ltd.					75,232
3,300		Komatsu Ltd.					54,026
300		Nintendo Co. Ltd.					127,252
2,300		Toyota Motor Corp.					98,331
							354,841
		Mexico - 2.34%
1,600		America Movil, S.A.B de C.V. - ADR					74,176
12,700		Wal-Mart de Mexico, S.A.B. de C.V.					43,675
							117,851
		Netherlands - 1.86%
1,200		Schlumberger Ltd.					93,708
		Russian Federation - 2.58%
2,718		OAO Gazprom (a)					84,122
6,890		OAO Rosneft Oil Co. (a)					46,301
							130,423
		Spain - 2.17%
4,600		Telefonica SA					109,376
		Sweden - 1.62%
2,000		Hennes & Mauritz AB					81,892
		Switzerland - 10.17%
100		Givaudan AG					83,526
1,900		Logitech International SA (a)					43,371
3,500		Nestle SA					151,261
800		Novartis AG					42,120
800		Roche Holding AG					125,233
1,214		Swiss Re					67,384
							512,895
		United Kingdom - 10.44%
20,100		Arm Holdings plc					34,929
2,900		Carnival plc					86,434
1,900		Reckitt Benckiser Group plc					92,121
2,400		SABMiller plc					46,859
7,000		Smith & Nephew plc					73,930
4,500		Standard Chartered PLC					110,724
3,700		Vodafone Group plc - ADR					81,770
							526,767
		TOTAL COMMON STOCKS (Cost $4,505,718)					4,136,143
		PREFERRED STOCKS - 2.28%
		Brazil - 0.96%
1,800		Empresa Brasileira de Aeronautica SA - ADR					48,618
		Germany - 1.32%
600		Porsche AG					66,532
		TOTAL PREFERRED STOCKS (Cost $144,700)					115,150
		SHORT TERM INVESTMENTS - 14.83%
		Money Market Funds - 14.83%
747,824		Federated Prime Obligations Fund, 2.510% (b)					747,824
		TOTAL SHORT TERM INVESTMENTS (Cost $747,824)					747,824
		Total Investments (Cost $5,398,242) - 99.10%					4,999,117
		Other Assets in Excess of Liabilities - 0.90%					45,453
		TOTAL NET ASSETS - 100.00%					$5,044,570

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
(a)		Non Income Producing
(b)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$5,398,242
		Gross unrealized appreciation	25,083
		Gross unrealized depreciation	(424,208)
		Net unrealized depreciation	($399,125)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

Genworth Thornburg International Value Fund
Schedule of Open Forward Currency Contracts
September 30, 2008 (Unaudited)

			Amount of		Amount of	Unrealized
Forward		Currency to	Currency to be	Currency to	Currency to be	Appreciation
Expiration Date		be Received	Received	be Delivered	Delivered	(Depreciation)
12/29/2008		U.S. Dollars	178,988	British Pounds	102,600	$ (3,932)
12/19/2008		U.S. Dollars	596,470	European Monetary Unit	425,700	(4796)
12/8/2008		U.S. Dollars	102,043	Mexican Peso	1,093,700	2921
12/23/2008		U.S. Dollars	40,060	Swiss Franks	45,300	(562)
						$ (6,369)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description					Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices					$ 578,313	$ (6,369)
Level 2 - Other significant observable inputs					4,420,804	—
Level 3 - Significant unobservable inputs					—	—
Total					$ 4,999,117	$ (6,369)

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Principal
Amount							Value
		CORPORATE BONDS - 0.37%
		Consumer Finance - 0.19%
$ 10,000		Caterpillar Financial Services Corp.
		6.200%, 09/30/2013					$10,010
		Oil & Gas - 0.18%
10,000		Apache Corp.
		6.000%, 09/15/2013					9,977
		TOTAL CORPORATE BONDS (Cost $19,937)					19,987
		MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT - 32.38%
900,000		FHLMC Gold
		Pool #000TBA, 5.500%, 10/01/2034					895,360
900,000		FNMA
		Pool #000TBA, 5.000%, 10/01/2034					877,078
		TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT (Cost $1,789,770)					1,772,438
		U.S. GOVERNMENT AGENCY ISSUES - 9.06%
500,000		FHLB
		4.000%, 09/06/2013					496,109
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $503,017)					496,109
		U.S. TREASURY OBLIGATIONS - 24.19%
		U.S. Treasury Bond - 2.28%
110,000		5.375%, 02/15/2031					125,030
		U.S. Treasury Note - 21.91%
1,000,000		2.375%, 08/31/2010					1,007,969
190,000		3.125%, 09/30/2013					191,366
							1,199,335
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,318,240)					1,324,365
		SHORT TERM INVESTMENTS - 37.41%
		Repurchase Agreements - 7.31%
400,000		Merrill Lynch Repurchase Agreement, 2.500%					400,000
Shares
		Money Market Funds - 30.10%
1,647,990		Federated Prime Obligations Fund, 2.510% (a)					1,647,990
		TOTAL SHORT TERM INVESTMENTS (Cost $2,047,990)					2,047,990
		Total Investments (Cost $5,678,954) - 103.41%					5,660,889
		Liabilities in Excess of Other Assets - (3.41)%					-186,508
		TOTAL NET ASSETS - 100.00%					$5,474,381

Percentages are stated as a percent of net assets.

(a)		Variable Rate

		The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

		Cost of investments	$5,678,954
		Gross unrealized appreciation	6,176
		Gross unrealized depreciation	(24,241)
		Net unrealized depreciation	($18,065)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Options Written
September 30, 2008 (Unaudited)

Contracts					Value
		PUT OPTIONS
2		Eurodollar 90 Day Futures
		Expiration: March, 2009,
		Exercise Price: $96.75			$ 1,538
		Total Options Written (Premiums received $1,340)			$ 1,538

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
September 30, 2008 (Unaudited)

				Number of			Unrealized
				Contracts	Notional	Settlement	Appreciation
Description				Purchased	Value	Month	(Depreciation)
Eurodollar 90 Day Futures				1	242,588	Mar-09	$ (80)
U.S. Treasury 10 Year Note Futures				2	229,250	Dec-08	(3448)
							$ (3,528)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description					Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices					$ —	$ (3,726)
Level 2 - Other significant observable inputs					5,660,889	—
Level 3 - Significant unobservable inputs					—	—
Total					$ 5,660,889	$ (3,726)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Variable Insurance Trust

By (Signature and Title)                 /s/ Carrie E. Hansen
Carrie E. Hansen,
President (Principal Executive Officer)

Date         11/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Carrie E. Hansen
Carrie E. Hansen,
President (Principal Executive Officer)

Date        11/25/2008

By (Signature and Title)                      /s/ Danell J. Doty
Danell J. Doty,
Treasurer (Principal Financial Officer)

Date        11/25/2008